LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT (Details Narrative) - Israeli Severance Compensation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of monthly salaries	8.33%
Severance expenses	$ 211	$ 233
Defined contribution plan expense	213	$ 285
Defined contribution plan expense estimated	$ 165